Shareholders’ Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Deficit) (Tables) [Line Items]
Schedule of obligated to issue
	December 31, 2021		December 31, 2020
	Amount	Shares	Amount	Shares

Shares issuable to consultants, employees and directors	$282,347	719,366	$262,273	2,150,020

Schedule of stock warrants
	2022		2021
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	59,796,992	$0.25	51,352,986	$0.14
Granted during the period	—	$0.00	19,585,790	$0.34
Exercised during the period	—	$0.00	(11,196,742)	$(0.06)
Expired during the period	(430,000)	$(0.44)	—	$—
Outstanding at end of the period	59,366,992	$0.25	59,742,034	$0.22

Exercisable at end of the period	59,366,992	$0.25	59,742,034	$0.22

Weighted average remaining life	3.0 years		3.7 years

	2021		2020
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	51,352,986	$0.17	47,056,293	$0.17
Granted during the period	22,421,026	$0.39	3,582,873	$0.20
Contractual adjustments to number of warrant shares during the period	—	$—	1,949,535	$0.08
Exercised during the period	(13,637,020)	$(0.18)	(1,185,715)	$(0.07)
Expired during the period	(340,000)	$(0.23)	(50,000)	$(0.40)
Outstanding at end of the period	59,796,992	$0.25	51,352,986	$0.17

Exercisable at end of the period	59,796,992	$0.25	51,352,986	$0.17

Weighted average remaining life	3.2 years		3.1 years

Schedule of stock options outstanding
Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.0001 to 0.09	14,789,573	3.0	$0.07	14,789,573	$0.07
$0.10 to 0.24	9,474,380	2.7	$0.17	9,474,380	$0.17
$0.25 to 0.49	31,666,448	3.3	$0.31	31,666,448	$0.31
$0.50 to 1.05	3,866,591	4.1	$0.67	3,866,591	$0.67
$0.05 to 1.00	59,796,992	3.2	$0.25	59,796,992	$0.25

Schedule of fair value of the warrant
	2022	2021
Pricing model utilized	No warrants issued	Binomial Lattice
Risk free rate range	No warrants issued	0.38% to 0.86%
Expected life range (in years)	No warrants issued	3.00 to 5.00 years
Volatility range	No warrants issued	170.58% to 193.21%
Dividend yield	No warrants issued	0.00%

	2021	2020
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	0.38% to 0.97%	0.19% to 1.59%
Expected life range (in years)	3.00 to 5.00 years	5.00 years
Volatility range	169.53% to 193.21%	119.69% to 132.19%
Dividend yield	0.00%	0.00%

	2021	2020
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	1.47% to 1.68%	0.54% to 0.63%
Expected life range (in years)	10.0 years	10.0 years
Volatility range	170.44% to 192.25%	117.46% to 134.36%
Dividend yield	0.00%	0.00%

Schedule of financial statements with respect to the Plans
	2021	2020
Total cost of share-based payment plans during the year	$893,979	$564,667
Amounts capitalized in deferred equity compensation	$(165,000)	$—
Amounts charged against income for amounts previously capitalized	$13,750	$—
Amounts charged against income, before income tax benefit	$742,729	$564,667
Amount of related income tax benefit recognized in income	$—	$—

Schedule of common stock issuable
	March 31, 2022		December 31, 2020
	Amount	Shares	Amount	Shares

Shares issuable to consultants, employees and directors	$318,040	938,191	282,347	719,366

Schedule of shares issued and outstanding under the EIP outstanding
	2022	2021
Total cost of share-based payment plans during the period	$100,422	$307,160
Amounts capitalized in deferred equity compensation during period	$—	$—
Amounts charged against income for amounts previously capitalized	$8,438	$—
Amounts charged against income, before income tax benefit	$108,860	$307,160
Amount of related income tax benefit recognized in income	$—	$—

Employee Equity Incentive Plan [Member]
Shareholders’ Equity (Deficit) (Tables) [Line Items]
Schedule of stock options outstanding
	2022		2021
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
Stock options	Number	Price	Number	Price
Outstanding at beginning of period	3,456,250	$0.23	3,111,750	$0.20
Granted during the period	—	$—	—	$—
Exercised during the period	(12,500)	$(0.26)	(12,500)	$(0.25)
Forfeited during the period	(137,500)	$(0.35)	(32,500)	$(0.16)
Outstanding at end of period	3,306,250	$0.22	3,066,750	$0.20

Options exercisable at period-end	2,535,000	$0.20	2,276,750	$0.17

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Stock options	Number	Price	Term (Yrs.)	Value
Outstanding at January 1, 2020	3,269,250	$0.21	7.7	$74,320
Granted during the period	60,000	$0.09
Exercised during the period	—	$—
Forfeited during the period	(217,500)	$(0.26)

Outstanding at December 31, 2020	3,111,750	$0.20	6.7	$40,783
Granted during the period	580,000	$0.33
Exercised during the period	(145,500)	$(0.11)
Forfeited during the period	(90,000)	$(0.19)

Outstanding at December 31, 2021	3,456,250	$0.20	6.5	$873,096

Exercisable at December 31, 2021	2,597,500	$0.20	6.1	$710,548

Schedule of nonvested options issued
	2022		2021
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	302,050	$0.07	200,000	$0.17
Granted	157,454	$0.19	87,500	$0.11
Vested	(122,514)	$(0.12)	(87,500)	$(0.12)
Forfeited	(104,954)	$(0.19)	—	$—
Nonvested grants at end of period	232,036	$0.07	200,000	$0.17

	2021		2020
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options outstanding at beginning of period	1,044,375	$0.21	1,636,250	$0.22
Granted	580,000	$0.25	60,000	$0.07
Vested	(707,500)	$(0.22)	(491,875)	$(0.21)
Forfeited	(58,125)	$(0.14)	(160,000)	$(0.21)
Nonvested options outstanding at end of period	858,750	$0.23	1,044,375	$0.21

Schedule of stock grant activity
	2021		2020
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested awards outstanding at beginning of period	200,000	$0.17	332,500	$0.17
Granted	1,496,861	$0.21	791,965	$0.13
Vested	(1,337,311)	$(0.19)	(836,965)	$(0.15)
Forfeited	(57,500)	$(0.16)	(87,500)	$(0.06)
Nonvested awards outstanding at end of period	302,050	$0.27	200,000	$0.17

Employee Stock [Member]
Shareholders’ Equity (Deficit) (Tables) [Line Items]
Schedule of non-vested shares issued
	2022		2021
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	858,750	$0.23	1,044,375	$0.21
Granted	—	$—	—	$—
Vested	(12,500)	$(0.21)	(225,000)	$(0.21)
Forfeited	(75,000)	$(0.32)	(29,375)	$(0.12)
Nonvested options at end of period	771,250	$0.22	790,000	$0.22

Warrant [Member]
Shareholders’ Equity (Deficit) (Tables) [Line Items]
Schedule of stock options outstanding
Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.0001 to 0.09	14,789,573	2.8	$0.07	14,789,573	$0.07
$0.10 to 0.24	9,474,380	2.5	$0.17	9,474,380	$0.17
$0.25 to 0.49	31,486,448	3.1	$0.31	31,486,448	$0.31
$0.50 to 1.05	3,616,591	4.1	$0.69	3,616,591	$0.69
$0.05 to 1.00	59,366,992	3.0	$0.25	59,366,992	$0.25